Transactions with Related Parties-Management Agreements (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Management Fees - related party		$ 1,625	$ 2,415	$ 2,328
Percentage of ownership interest in subsidiary		100.00%
[SeanergyManagementAndEstAgreementMember]
Related Party Transaction [Line Items]
Successive agreement period in years		1
Notice of termination period in months		3
Daily fixed fee per vessel in USD	450
Management Fees - related party		$ 1,625	$ 2,415	$ 2,328